NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended	0 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended
	Aug. 04, 2013 item	Jul. 29, 2012	Aug. 04, 2013 segment customer item location	Jul. 29, 2012	Feb. 03, 2013 product segment location	Jan. 29, 2012	Jan. 30, 2011	Feb. 02, 2014 Forecast	Aug. 01, 2013 January 2013 Senior Subordinated Notes	Aug. 04, 2013 January 2013 Senior Subordinated Notes	Jul. 02, 2013 Common stock	Jun. 26, 2013 Common stock	Aug. 04, 2013 Common stock	Aug. 04, 2013 Minimum product location	Feb. 03, 2013 Minimum customer	Aug. 04, 2013 Maximum	Feb. 03, 2013 Maximum	Aug. 04, 2013 U.S. location	Feb. 03, 2013 U.S. location	Aug. 04, 2013 Canada location	Feb. 03, 2013 Canada location	Jul. 02, 2013 Equity Sponsors
Nature of Business and Accounting Policy disclosures
Number of distinct market sectors in which entity specializes	3		3
Number of operating locations					635									600
Number of states or provinces					9													46	46	9	9
Number of associates			15,000
Number of customer			500,000												500,000
Number of SKUs offered					1,000,000									1,000,000
Reportable segment			4		4
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01						$ 0.01
Number of shares sold to public under initial public offering											61,170,212	53,191,489
Number of additional shares sold to public in connection with the exercise of the underwriters' over-allotment option												7,978,723
Price per share (in dollars per share)											$ 18.00	$ 18.00
Aggregate proceeds from initial public offering and exercise of underwriters' over-allotment option											$ 1,038
Stock offering expenses											17
Net proceeds from the initial public offering used to pay related fees and expenses																						11
Stock offering expenses paid													14
Equity contribution from parent			1,038
Net proceeds from the initial public offering used to redeem outstanding debt									950
Senior Subordinated Notes, interest rate (as a percent)										10.50%
Debt redemption premium									29	29
Accrued interest on debt redeemed									29
Net proceeds from the initial public offering used to pay aggregate fee to terminate the consulting agreements																						18
Number of weeks in fiscal year														364 days	364 days	371 days	371 days
Number of weeks in current fiscal year	91 days	91 days	182 days	182 days	371 days	364 days	364 days	364 days
Self-insurance reserves	$ 93		$ 93		$ 94	$ 101